Supplementary Financial Statements Information (Tables)	12 Months Ended
Dec. 31, 2014
Supplementary Financial Statements Information [Abstract]
Schedule of Cash and Cash Equivalents

Comprised of:

December 31
2014	2013
US$ thousands	US$ thousands

Cash and deposits *	1,604	5,194
*
As of December 31, 2014, US$50 thousand (2013: US$56 thousand) is deposited in NIS bearing an average annual interest of 0.02% (2013: 0.15%). US$42 thousand (2013: US$42 thousand) was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.

Schedule of Trade Receivables, Net
	December 31
	2014	2013
	US$ thousands	US$ thousands

Trade receivables	2,477	4,454
Less allowance for doubtful accounts (*)	(797)	(615)

	1,680	3,839

*	The following are the changes in the allowance for doubtful accounts:

Changes in the allowance for doubtful accounts

US$ thousands

Balance as of December 31, 2012	544
Additions	252
Deductions	(181)

Balance as of December 31, 2013	615
Additions	215
Deductions	(33)

Balance as of December 31, 2014	797

Schedule of Other Current Assets
	December 31
	2014	2013
	US$ thousands	US$ thousands
Receivables from the Government of Israel:
Value added tax authorities	61	93
Prepaid expenses	274	144

	335	237

Schedule of Inventories
December 31
2014	2013
US$ thousands	US$ thousands
Raw materials and subassemblies	2,051	2,252
Work in process	44	123
Finished products	1,522	1,272

	3,617	3,647

Schedule of Other Payables and Accrued Liabilities
December 31
2014	2013
US$ thousands	US$ thousands
Employees and employee institutions	828	976
Accrued expenses	394	653
Provision for product warranty	100	100
Other	232	204

	1,554	1,933

Schedule of Sales by Geographic Destination
	Year ended December 31
	2014	2013	2012
	US$ thousands	US$ thousands	US$ thousands
United States	103	110	91
Europe	2,756	3,841	3,194
Israel	2,341	2,467	2,118
South and Latin America	711	1,817	1,184
Asia Pacific	598	2,717	1,677
Rest of the world	110	227	172

	6,619	11,179	8,436

(1)	Sales are attributed to geographical areas based on location of customers. The Company's property and equipment is primarily located in Israel.

Schedule of Sales by Major Product Lines
	Year ended December 31
	2014	2013	2012
	US$ thousands	US$ thousands	US$ thousands
Enterprise Solution	6,619	11,090	8,430
Carrier Solution	-	89	6

	6,619	11,179	8,436.

Schedule of Components in Cost of Sales
	Year ended December 31
	2014	2013	2012
	US$ thousands	US$ thousands	US$ thousands
Payroll and related benefits	832	886	723
Materials purchased	2,059	4,261	3,233
Subcontracted work	1,281	2,469	2,218
Royalties to the OCS	18	37	-
Write-down of inventories	584	581	818
Other production costs	452	499	471

	5,226	8,733	7,463
Decrease in inventories	(30)	(869)	(398)

	5,196	7,864	7,065

Schedule of Financing Income, Net
	Year ended December 31
	2014	2013	2012
	US$ thousands	US$ thousands	US$ thousands
Expenses:
Interest on short-term credits and bank charges	(20)	(26)	(50)
Interest on long-term principle shareholder loan	(50)	(45)	(73)
Exchange translation income (expenses), net	(7)	(60)	71
	(77)	(131)	(52)
Income:
Interest from banks and others	-	2	4

Financing expense, net	(77)	(129)	(48)